Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventories
Inventories by category

	9/30/2021	12/31/2020

	(€ in thousands)
Raw materials and merchandise	3,774	3,733
Work in progress	8,399	7,661
Total	12,173	11,394